Commitments and Contingencies	Dec. 05, 2019
AV Homes Inc [Member]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Legal
We are involved in litigation from time to time, primarily arising in the normal course of our business. These cases are in various procedural stages. In view of the inherent difficulty of predicting the outcome of these legal and regulatory matters, we generally cannot predict the ultimate resolution of the pending matters, the related timing, or the eventual loss. While the outcome of such contingencies cannot be predicted with certainty, we do not believe that the resolution of such matters will have a material adverse impact on our results of operations, financial position, or cash flows.
On April 26, 2017, we received notice of a Class Action Complaint filed in the Circuit Court for the 10th Judicial Circuit, Polk County, Florida, generally alleging that the collection of club membership fees in connection with the use and enjoyment of the club facilities located within the Solivita community is illegal in that it violates, among other laws, Florida’s Homeowners’ Association Act (“FLHOA”) and Florida’s Deceptive and Unfair Trade Practices Act (“FDUTPA”). It also generally alleges that certain other actions by us have violated FLHOA and FDUTPA. The complaint seeks relief in various forms including recovery for the prior payment of club membership fees and an injunction to prohibit the future collection of club membership fees. On September 9, 2017, we filed an amended motion to dismiss this matter, which was heard on September 13, 2017. On August 8, 2017, the judge issued an order denying in part and granting in part the motion to dismiss. Plaintiffs were provided leave to amend the FDUTPA claims and filed an amended complaint on September 15, 2017. We filed our amended answer on September 29, 2017 along with certain affirmative defenses. The amended answer also contains counterclaims against the plaintiffs for breach of contract and tortious interference with contractual relations, among other claims. On October 5, 2017, we also filed a motion for summary judgment, which was heard on December 8, 2017. On January 23, 2018, the court ruled, granting our motion for summary judgment in part and denying it in part. Importantly, the court ruled that our club operations in Solivita constitute commercial property under the FLHOA, that the club facilities are not common areas of the homeowners’ association and that nothing in the FLHOA prevents a developer from owning club operations for profit, as is the case in this instance. On April 6, 2018, the court heard arguments relative to the plaintiffs’ amended motion for class certification pursuant to which the plaintiffs sought to certify a class of “persons who currently own, or previously owned, a home in Solivita, who have paid, or have been obligated to pay, a Club Membership Fee under the Club Plan Declaration on or after April 26, 2013.” On September 29, 2018, the court ruled on plaintiffs’ amended motion for class certification, granting class certification as to three counts and partially as to a fourth count and denying class certification as to the remaining eight counts of plaintiffs’ amended complaint, but not otherwise making any dispositive rulings as to the merits of the plaintiffs’ counts. In the ruling, the court also redefined and limited the class being certified to include only those persons who currently own a home in Solivita and who have paid a Club Membership Fee under the Club Plan on or after April 26, 2013.
On July 24, 2018, a putative stockholder class action lawsuit captioned
Lawrence Zucker v. AV Homes, Inc. et al.
, Case
1:18-cv-01091,
was filed in the United States District Court for the District of Delaware against AV Homes, the members of the AV Homes Board and Taylor Morrison pursuant to Sections 14(a) and 20(a) of the Securities Exchange Act. The complaint alleges, among other things, that the disclosures set forth in the preliminary proxy statement/prospectus filed in connection with the Merger on July 13, 2018 are insufficient and allegedly fail to disclose material information about the combination. The complaint seeks, among other remedies, injunctive relief prohibiting the stockholder vote contemplated by the Merger Agreement, an accounting of damages sustained by the stockholders comprising the purported class and an award of attorneys’ fees and expenses. We believe that the action is without merit, and intend to vigorously defend against all claims asserted.
Surety Bonds
Surety bonds, issued by third-party entities, are used primarily to guarantee our performance to construct improvements in our various communities. As of September 30, 2018, we had outstanding surety bonds of approximately $57 million. The amount of outstanding surety bonds could fluctuate depending on the level of development activity. We do not believe that it is likely any of these outstanding surety bonds will be drawn upon.